Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents
11.	Cash and cash equivalents

	At December 31,
(in thousands of $)	2023	2022	2021
Money market funds	$1,678,100	$669,147	$997,092
Term accounts	350,000	54,116	95,090
Cash and bank balances	20,744	77,477	242,494
Total cash and cash equivalents	$2,048,844	$800,740	$1,334,676

Cash and cash equivalents may comprise of cash and bank balances, saving accounts, term accounts with an original maturity not exceeding 3 months and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Cash positions are invested with preferred financial partners, which are mostly considered to be high quality financial institutions with sound credit ratings to reduce credit risk.

On December 31, 2023, the cash and cash equivalents included $702.8 million (€636.0 million) held in EUR, and $8.2 million (¥1,164.6 million) held in JPY which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR and USD/JPY exchange rates as the Company’s functional currency is USD.

Please also refer to Note 26 for more information on the financial risk management.